Marketable Securities - Estimated Fair Value of Marketable Securities by Contractual Maturity (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Available-for-sale securities, Amortized cost, Matures in less than five years	$ 983,794	$ 953,150
Available-for-sale securities, Amortized cost, Matures in more than five years	3,223	7,312
Available-for-sale securities, Amortized Cost	987,017	960,462
Investment at fair value through Profit & Loss	11,615	11,649
Debt and Equity Securities, Amortized Cost	998,632	972,111
Available-for-sale securities, Market Value, Matures in less than five years	970,105	940,212
Available-for-sale securities, Market Value, Matures in more than five years	2,462	6,971
Available-for-sale marketable securities, Market Value	972,567	947,183
Investment at fair value through Profit & Loss	8,143	10,034
Marketable securities	$ 980,710	$ 957,217